Interest income and expense (Tables)	6 Months Ended
Apr. 30, 2020
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Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories
The table below provides the consolidated interest income and expense by accounting categories.

	For the three months ended						For the six months ended
$ millions	2020 Apr. 30		2020 Jan. 31		2019 Apr. 30		2020 Apr. 30		2019 Apr. 30
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)(2)	$3,998	$1,858	$4,435	$2,326	$4,337	$2,476	$8,433	$4,184	$8,770	$4,927
Debt securities measured at FVOCI (1)	206	n/a	240	n/a	236	n/a	446	n/a	473	n/a
Other (3)	498	82	507	95	452	89	1,005	177	906	166
Total	$4,702	$1,940	$5,182	$2,421	$5,025	$2,565	$9,884	$4,361	$10,149	$5,093
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Effective November 1, 2019, includes interest income on sublease-related assets and interest expense on lease liabilities under IFRS 16.
(3)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.